Long-Term Employee Benefit Liabilities - Summary of Weighted Average Discount Rates Used in Measuring Company's Projected Retirement Medical Benefit Obligations and Net Periodic Benefit Cost (Detail) - Retirement Medical Benefits Plans [Member]
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Retirement medical benefit obligations	3.40%	3.80%
Net periodic benefit cost	3.80%	3.90%
Health care cost inflation	6.60%	7.00%